Revenue - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract assets	$ 17,492	$ 11,748	$ 4,172
Contract liabilities	$ 13,929	$ 15,734	$ 15,665